Shareholder Fees	Feb. 01, 2021
Multi-Asset Diversified Income Index Fund | Multi-Asset Diversified Income Index Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none